Related Party Transactions - Key Management Personnel Compensation (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 9,604	¥ 7,942	¥ 7,804
Post-employment benefits	1,199	799	816
Key management personnel compensation	¥ 10,803	¥ 8,741	¥ 8,620